INCOME TAX EXPENSE AND DEFERRED TAXES - Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate
Net income before taxes	$ 236,413,116	$ 153,015,601	$ 170,798,359
Tax expense at applicable tax rate (27.0%)	(63,831,541)	(41,314,212)	(43,553,581)
Effect of a different tax rate in other jurisdictions	(3,471,705)	967,671	(4,971,103)
Non-taxable revenues	9,507,807	12,522,541	9,645,068
Non-deductible expenses	(4,664,045)	(11,141,237)	(4,020,729)
Tax effect of excess tax provisioned in previous periods	(3,316,278)	(295,632)	125,021
Effect of monetary tax restatement Chilean companies	5,199,589	2,566,163	(1,465,753)
Foreign subsidiaries tax withholding expense and other legal tax debits and credits	(590,718)	(18,870,149)	(7,556,557)
Adjustments to tax expense	6,136,355	(15,218,314)	(3,272,950)
Tax expense at effective rate	$ (61,166,891)	$ (55,564,855)	$ (51,797,634)
Effective rate	25.90%	36.30%	30.60%